Equity - Additional information (Details) - USD ($)		12 Months Ended
	Nov. 01, 2018	Sep. 30, 2020	Sep. 30, 2018	Sep. 12, 2020	Sep. 11, 2020	Sep. 30, 2019
Stockholders Equity [Line Items]
Common stock value		$ 20,518		$ 200,000	$ 20,000	$ 12,590
Common stock, shares authorized		200,000,000		200,000,000	20,000,000	20,000,000
Ordinary shares, par value (in dollars per share)		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Net proceeds from Initial Public Offering - stock issuance			$ 7,728,000
Statutory reserve		$ 972,092				$ 597,528
Amount of aggregate principal securities sold under private placement	$ 7,500,000
Number of investor warrant issued to purchase	800,000
Intrinsic value of the BCF	$ 670,618
Investor Warrants [Member]
Stockholders Equity [Line Items]
Fair value of warrants	$ 1,496,153
Placement agent warrants
Stockholders Equity [Line Items]
Number of investor warrant issued to purchase	119,808
Percentage of warrants issued to purchase note	10.00%
Fair value of warrants	$ 323,843
Private placement
Stockholders Equity [Line Items]
Number of ordinary shares		7,927,846
Amount of aggregate principal securities sold under private placement		$ 4,580,289